Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary of earnings per share
	Three Months Ended September 30,
	2014			2013
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	$(4,349,555)	20,671,097	$(0.21)	$(6,559,856)	19,040,339	$(0.34)

	Nine Months Ended September 30,
	2014			2013
	Net Loss	Shares	EPS	Net Loss	Shares	EPS

Basic & Diluted EPS	$(8,629,780)	20,120,035	$(0.43)	$(11,052,427)	14,160,157	$(0.78)

	For the Year Ended			For the Year Ended
	December 31, 2013			December 31, 2012
	Net Loss	Shares	EPS	Net Loss	Shares	EPS
Basic & Diluted EPS	$(10,058,996)	15,463,256	$(0.65)	$(4,163,008)	11,136,484	$(0.37)